Description of Business and Organisation - Schedule of Operations (Details) - CNY (¥)	8 Months Ended	12 Months Ended
	Aug. 19, 2023	Dec. 31, 2022	Dec. 31, 2021
Weishi [Member]
Operating expenses
Sales and marketing expenses		¥ (430,388)	¥ (7,212,320)
Research and development expenses			(233,663)
General and administrative expenses		(792,914)	(4,673,618)
Loss from operations		(1,223,302)	(12,119,601)
Interest expenses		(29,146)	(9,924)
Interest income			659
Other income		480	103
Profit/(Loss) before income tax expenses		(1,251,968)	(12,128,763)
Income tax expense
Net loss		(1,251,968)	(12,128,763)
Farm Entities [Member]
Operating expenses
Fulfillment expenses		(243,083)	(1,495,531)
Sales and marketing expenses		(1,038,512)	(7,398,309)
General and administrative expenses		(213,566)	(698,034)
Loss from operations		(1,440,540)	(8,838,060)
Interest expenses		(53,295)	(120,788)
Interest income			552
Other income		438,632	5,435,722
Profit/(Loss) before income tax expenses		(1,055,203)	(3,522,574)
Income tax expense			(1,987)
Net loss		(1,055,203)	(3,524,561)
Revenues		1,721,577	13,994,269
Cost of Revenue		(1,666,956)	(13,240,455)
Gross profit		54,621	753,814
Mengwei Stores [Member]
Operating expenses
Fulfillment expenses	¥ (474,361)	(2,454,608)	(11,555,906)
Sales and marketing expenses	(186,514)	(1,212,029)	(13,540,572)
General and administrative expenses	(586,668)	172,387	(64,077)
Loss from operations	(478,579)	965,044	(5,290,806)
Interest income	508	5,400	1,150
Other income	10		5,851
Profit/(Loss) before income tax expenses	(478,061)	970,444	(5,283,805)
Income tax expense		(24,261)
Net loss	(478,061)	946,183	(5,283,805)
Revenues	2,138,830	9,927,407	52,414,518
Cost of Revenue	(1,369,866)	(5,468,113)	(32,544,769)
Gross profit	¥ 768,964	¥ 4,459,294	¥ 19,869,749